Bank borrowings - (Tables)	12 Months Ended
Dec. 31, 2022
Bank borrowings
Schedule of non-current and current bank borrowings

	2022
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	100,000	—	—	—
Borrowings from receivable factoring facility	95,994	—	60,976	60,976
Other loans	—	15,774	1,083	16,857
Total		15,774	62,059	77,833

	2021
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	—	—	—	—
Borrowings from receivable factoring facility	67,956	—	93,090	93,090
Other loans	—	3,670	2,207	5,877
Total		3,670	95,297	98,967

Schedule of non-current and current bank borrowings by currency

	2022
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	13,230	170	13,400
Borrowings in Euros	2,544	61,889	64,433
Total	15,774	62,059	77,833

	2021
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	—	1,245	1,245
Borrowings in other currencies	3,670	94,052	97,722
Total	3,670	95,297	98,967

Schedule of non-current bank borrowings by maturity

	2022
	2023	2026	2029	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings from supplier factoring facility	60,976	—	—	60,976
Other loans	1,083	2,544	13,230	16,857
Total	62,059	2,544	13,230	77,833